Trading Liabilities	12 Months Ended
Mar. 31, 2026
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Debt instruments “short position”	¥4,102,347	¥4,489,159
Equity instruments “short position”	28,244	349,280

Total trading liabilities	¥4,130,591	¥4,838,439

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded stocks.